Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Impact to Historical Consolidated Statements of Income Table
The following table presents the impact of AMA on Revenues and other, Equity income, net – affiliates and Net income (loss) as presented in WGP’s historical consolidated statements of operations:

	Year Ended December 31, 2018
thousands	WGP Historical	AMA	Eliminations	Combined
Revenues and other	$1,990,276	$343,499	$(34,117)	$2,299,658
Equity income, net – affiliates	153,024	42,445	—	195,469
Net income (loss)	448,512	182,142	—	630,654

	Year Ended December 31, 2017
thousands	WGP Historical	AMA	Eliminations	Combined
Revenues and other	$2,248,356	$192,853	$(11,595)	$2,429,614
Equity income, net – affiliates	85,194	29,947	—	115,141
Net income (loss)	573,202	164,183	—	737,385
3. ACQUISITIONS AND DIVESTITURES (CONTINUED)

	Year Ended December 31, 2016
thousands	WGP Historical	AMA	Eliminations	Combined
Revenues and other	$1,804,270	$138,269	$(1,209)	$1,941,330
Equity income, net – affiliates	78,717	22,975	—	101,692
Net income (loss)	596,980	61,306	—	658,286

Impact of Deferred Purchase Price Obligation - Anadarko Table
The following table summarizes the financial statement impact of the Deferred purchase price obligation – Anadarko:

	Deferred purchase price obligation - Anadarko	Estimated future payment obligation (1)
Balance at December 31, 2015	$188,674	$282,807
Accretion revision (2)	(7,747)
Revision to Deferred purchase price obligation – Anadarko (3)	(139,487)
Balance at December 31, 2016	41,440	56,455
Accretion expense (4)	71
Revision to Deferred purchase price obligation – Anadarko (3)	(4,165)
Settlement of the Deferred purchase price obligation – Anadarko	(37,346)
Balance at December 31, 2017	$—	$—

(1)	Calculated using Level 3 inputs.

(2)	Financing-related accretion revisions were recorded in Interest expense in the consolidated statements of operations.

(3)	Recorded as revisions within Common units in the consolidated balance sheets and consolidated statements of equity and partners’ capital.

(4)	Accretion expense was recorded as a charge to Interest expense in the consolidated statements of operations.